Consolidated Statements of Equity (Deficit) and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Equity attributable to noncontrolling interest	Comprehensive income (loss)	Total
Balance, beginning of period at Dec. 31, 2008	$ 0	$ 601	$ (1,322)	$ 176	$ 4	$ 0	$ (541)
Balance, Common Shares, beginning of period at Dec. 31, 2008	100
Stock option activity and other		1					1
Comprehensive income (loss):
Net loss			(42)			(42)	(42)
Net income (Loss) attributable to noncontrolling interests
Foreign currency translation adjustment-net
Other comprehensive income adjustments-net				4		4	4
Total comprehensive income (loss)						(38)
Balance, end of period at Dec. 31, 2009	0	602	(1,364)	180	4	0	(578)
Balance, Common Shares, end of period at Dec. 31, 2009	100
Stock option activity and other		2					2
Dividends paid to noncontrolling interest					(1)		(1)
Dividends paid to parent, at $12,500 and $7,500 per share for the year 2010 and 2011 respectively		(1)					(1)
Comprehensive income (loss):
Net loss			(64)			(64)	(64)
Net income (Loss) attributable to noncontrolling interests					1	1	1
Foreign currency translation adjustment-net				77		77	77
Other comprehensive income adjustments-net				(40)		(40)	(40)
Total comprehensive income (loss)						(26)
Balance, end of period at Dec. 31, 2010	0	603	(1,428)	217	4	0	(604)
Balance, Common Shares, end of period at Dec. 31, 2010	100
Stock option activity and other		3					3
Dividends paid to parent, at $12,500 and $7,500 per share for the year 2010 and 2011 respectively		(1)					(1)
Comprehensive income (loss):
Net loss			(141)			(141)	(141)
Net income (Loss) attributable to noncontrolling interests					1	1	1
Foreign currency translation adjustment-net				26		26	26
Disposition of noncontrolling interest					(5)		(5)
Other comprehensive income adjustments-net				(15)		(15)	(15)
Total comprehensive income (loss)						(129)
Balance, end of period at Dec. 31, 2011	$ 0	$ 605	$ (1,569)	$ 228	$ 0	$ 0	$ (736)
Balance, Common Shares, end of period at Dec. 31, 2011	100